Financial instruments - Foreign currency risk management (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($) $ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase (as a percent)	10.00%
Percentage of reasonably possible decrease (as a percent)	10.00%
Closing foreign exchange rate | $ / $	1.2990
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 87,745
Increase in measurement due to reasonably possible increase in unobservable input	8,775
(Decrease) in measurement due to reasonably possible decrease in unobservable input	(8,775)
Foreign currency risk | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	16,317
Foreign currency risk | Short-term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	77,053
Foreign currency risk | Other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	45
Foreign currency risk | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ (5,670)
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase (as a percent)	1.00%
Percentage of reasonably possible decrease (as a percent)	(1.00%)
Increase in measurement due to reasonably possible increase in unobservable input	$ 171
(Decrease) in measurement due to reasonably possible decrease in unobservable input	$ (171)